Long-term Debt	12 Months Ended
Dec. 31, 2020
Debt Disclosure [Abstract]
Long-term Debt
Note 6. Long-term Debt
Runway Growth Loan Agreement
On November 27, 2018, the Company entered into a Loan and Security Agreement with Runway Growth Credit Fund Inc (“Runway Loan and Security Agreement”). The Runway Loan and Security Agreement provided for loans in an aggregate principal amount up to $10.0 million subject to the Company meeting certain delivery conditions on or before March 31, 2019. Pursuant to the terms of the Runway Loan and Security Agreement, the Company borrowed $10.0 million on March 28, 2019. The loan was intended to mature on May 15, 2021, however, pursuant to the terms of the Runway Loan and Security Agreement allowing for the extension of the maturity date, as the Company received net cash proceeds exceeding $25 million from the issuance of convertible notes, the loan maturity date was extended to November 15, 2021. The loan carries an interest rate equal to LIBOR plus 8.50%, unless LIBOR becomes no longer attainable or ceases to fairly reflect the costs of the lender, in which cash the applicable interest rate shall be Prime Rate plus 6.00%. In an event of default annual interest is increased by 5.0% above the otherwise applicable rate. The loan’s annual effective interest rate was approximately 16.4% for each of the years ended December 31, 2019 and 2020.
At the Company’s election, it may prepay all or a portion of the outstanding loan, provided that the Company will be required to pay a prepayment fee and that loan is prepaid in minimum increments of $1.0 million for each prepayment. In addition, the Company is obligated to pay a final payment equal to 3.5% of the principal amount repaid upon maturity or prepayment.
On March 28, 2019, the Runway Loan and Security Agreement was amended and a condition was added to the loan which required the Company to provide evidence of the receipt of at least $5 million in cash from the issuance of subordinated debt after March 19, 2019, which the Company did through issuance of 2018 Convertible Notes in March 2019.

On August 5, 2019, the Runway Loan and Security Agreement was further amended so as to require from the Company evidence of receipt of gross cash proceeds from the equity financings and/or issuance of subordinated debt in the amount of $20 million from August 5, 2019 to September 30, 2019, which the Company did through issuance of 2019 Convertible Notes in September 2019. Furthermore, pursuant to the amendment the Company is required to provide evidence of receipt of additional $30 million in gross cash proceeds from the equity financings and/or issuance of subordinated debt by March 31, 2020. The Company satisfied this requirement through issuance of Series B redeemable convertible preferred stock.
On April 3, 2020, the Runway Loan and Security Agreement was further amended so as to require from the Company evidence of receipt of gross cash proceeds from the equity financings and/or issuance of subordinated debt in the amount of $15 million from April 3, 2020 to April 7, 2020 and another approximately $6.4 million by July 31, 2020. Further, until the Company receives the gross cash proceeds required by the amended Runway Loan and Security Agreement, the Company is required to keep a collateral account in the amount of $4 million in favor of Runway Growth, and Runway Growth is entitled to an observer seat on the Company’s Board of Directors. In addition, the final payment was increased from 3.5% to 5.0% of the principal amount repaid upon maturity or prepayment.
All of the amendments made to the original Runway Loan and Security Agreement were accounted for as debt modifications.
In August 2020, the Company made a partial repayment of the Runway Loan and Security Agreement in the total amount of $3.0 million ahead of the loan repayment schedule.
In conjunction with the Runway Loan and Security Agreement, the Company issued a warrant to purchase 35,348 shares of Series A redeemable convertible preferred stock (the “Series A Preferred Stock”) of the Company (4% of original principal amount of $10.0 million, divided by the exercise price), with an exercise price of $11.3518 per share. The fair value of this warrant was estimated to be $0.1 million and accounted for as a debt discount. On August 5, 2019, in connection with the second amendment to the Runway Loan and Security Agreement, the Company amended the warrant issued to Runway Growth to increase the number of shares available to purchase to 53,023 shares of Series A Preferred Stock of the Company. The aggregate value of the warrants increased by $0.1 million after the warrant modification.
For the years ended December 31, 2019 and 2020, the warrant liability was remeasured to fair value with the reduction recognized as a gain of less than $0.1 million and the increase recognized as a loss of $13.8 million, respectively within other income (expense), net in the consolidated statements of operations and comprehensive loss.
As of December 31, 2019 and 2020, the outstanding principal balance of the loan was $10.0 million and $7.0 million, respectively.
Under the terms of the Runway Loan and Security Agreement, the Company is required to comply with various affirmative and negative debt covenants. The affirmative covenants include meeting reporting requirements, such as monthly financial statements and compliance certificates, annual operating budget and financial projections, annual audited financial statements, annual tax return, and other requirements. The negative covenants contain requirements that restrict the Company and its subsidiaries’ ability to create, incur, assume, or be liable for any indebtedness other than “Permitted Indebtedness”, to engage in mergers or acquisitions, or to effect a change in business, management, ownership, or business locations, and other restrictive requirements. In addition, the financial covenant requires the Company to meet certain equity milestones on specific dates.
As of December 31, 2019 and 2020, the Company was in compliance with all financial covenants per the Runway Loan and Security Agreement. Per the Runway Loan and Security Agreement, the Company was required to provide audited financial statements for the year ended December 31, 2019 to Runway Growth no later than June 28, 2020. On May 31, 2020, the Company received an extension from Runway Growth to extend the deadline by 45 days to August 12, 2020.
As of December 31, 2019 and 2020, the aggregate future payments under the Runway Loan and Security Agreement (including interest payments) are as follows (in thousands):

	December 31, 2019	December 31, 2020
2021	$10,000	$7,000
Thereafter	—	—

Total	10,000	7,000
Less: unamortized debt discount and issuance costs	(418)	(195)
Accrued interest	147	325

Total debt	9,729	7,130
Classified as current	—	(7,130)

Long-term debt	$9,729	$—

Silicon Valley Bank Loan and Security Agreement
On November 27, 2018, the Company entered into a Loan and Security Agreement (“LSA”) with Silicon Valley Bank (“SVB”). The LSA provides the Company with a $10 million Revolving Line for which it can draw (i) Account Advances against Eligible Accounts, defined as accounts owing to the Company which arise in the ordinary course of its business, and (ii) in SVB’s discretion, Purchase Order Advances against Eligible Purchase Orders, defined as purchase orders received by the Company from its customers in the ordinary course of its business. Account Advances and Purchase Order Advances are collectively referred to as “Advances.” The interest rate is Wall Street Journal prime rate plus 0.5%, floating. There was no outstanding balance under the revolving line of credit as of December 31, 2019 and December 31, 2020.
The original maturity date for the Revolving Line was November 26, 2019. On March 3, 2020, the Company and SVB executed the First Amendment to Loan and Security Agreement (the “Amended LSA”), effective November 26, 2019 (the original LSA Maturity Date). The Amended LSA extended the maturity date to March 3, 2021.
Under the terms of the LSA, the Company is required to comply with various affirmative and negative debt covenants. The affirmative covenants include meeting reporting requirements, such as monthly financial statements and compliance certificates, monthly accounts receivable and accounts payable aging reports, monthly open purchase order reports, annual operating budget and financial projections, annual audited financial statements, and other requirements. Without SVB’s prior written consent, the negative covenants restrict the Company’s ability to create, incur, assume, or be liable for any indebtedness other than the “Permitted Indebtedness”, merger or acquisition, change in business, management, ownership, or business locations, and other restrictive requirements.
As of December 31, 2020, the Company has terminated the LSA.